Other Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Plant and equipment
The depreciation methods and estimated useful lives for other plant and equipment are as follows:

Classification	Method	Rate or period
Motor Vehicles	Diminishing balance	15%
Office Equipment	Diminishing balance	20%
Computer Hardware	Diminishing balance	30%
Furniture and Fixtures	Diminishing balance	10%
Leasehold Improvements	Straight-line over life of the lease	Various
Other Assets	Diminishing balance	Various

	Cost	Accumulated depletion	Net book value
Balance, December 31, 2015	$7,584,281	$(2,910,106)	$4,674,175
Capital expenditures	220,067	—	220,067
Property acquisitions	54	—	54
Transferred from exploration and evaluation assets	85,069	—	85,069
Change in asset retirement obligations	35,714	—	35,714
Divestitures	(59,874)	42,959	(16,915)
Impairment	—	(256,559)	(256,559)
Foreign currency translation	(101,274)	15,616	(85,658)
Depletion	—	(503,778)	(503,778)
Balance, December 31, 2016	$7,764,037	$(3,611,868)	$4,152,169
Capital expenditures	319,148	—	319,148
Property acquisitions(1)	136,007	—	136,007
Transferred from exploration and evaluation assets	20,198	—	20,198
Transferred from other assets	5,124	—	5,124
Change in asset retirement obligations	42,808	—	42,808
Divestitures	(105,272)	49,291	(55,981)
Foreign currency translation	(249,723)	68,641	(181,082)
Depletion	—	(480,082)	(480,082)
Balance, December 31, 2017	$7,932,327	$(3,974,018)	$3,958,309

(1) Includes $53.5 million related to the acquisition of heavy oil properties completed during the year ended December 31, 2017, in addition to amounts related to the property acquisition disclosed in note 4.

	Cost	Accumulated depreciation	Net book value
Balance, December 31, 2015	$72,878	$(46,854)	$26,024
Capital expenditures	1,934	—	1,934
Dispositions, net of acquisitions	(7,063)	—	(7,063)
Foreign currency translation	(51)	46	(5)
Depreciation	—	(4,531)	(4,531)
Balance, December 31, 2016	67,698	(51,339)	16,359
Capital expenditures	329	—	329
Dispositions, net of acquisitions	(255)	—	(255)
Transferred to oil and gas properties	(5,124)	—	(5,124)
Foreign currency translation	—	12	12
Depreciation	—	(1,847)	(1,847)
Balance, December 31, 2017	$62,648	$(53,174)	$9,474